Trade Accounts and Notes Receivable, and Other Accounts Receivable - Summary of Trade Accounts and Notes Receivable and Other accounts Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts and notes receivable, net	₩ 2,359,184	₩ 3,624,477
Non-trade receivables, net	145,426	227,477
Accrued income, net	34,987	22,552
Subtotal	180,413	250,029
Total	2,539,597	3,874,506
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts and notes receivable, net	2,136,774	2,500,608
Accrued income, net	₩ 34,987	₩ 22,552